John Hancock
International Dynamic Growth Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 90.8%		$1,081,128,166
(Cost $902,000,659)
Argentina 1.4%		16,716,146
Grupo Financiero Galicia SA, ADR (A)	247,720	16,716,146
Australia 1.0%		11,393,973
Goodman Group	510,936	11,393,973
Belgium 1.9%		22,451,034
UCB SA	115,398	22,451,034
Canada 6.7%		80,339,541
Celestica, Inc. (B)	150,424	18,572,851
Shopify, Inc., Class A (B)	335,600	39,198,080
Thomson Reuters Corp.	134,300	22,568,610
France 4.8%		57,588,225
LVMH Moet Hennessy Louis Vuitton SE	27,395	20,036,800
Safran SA	64,278	15,934,259
Schneider Electric SE	85,233	21,617,166
Germany 8.3%		98,308,569
Deutsche Boerse AG	76,370	18,866,254
MTU Aero Engines AG	66,857	22,839,173
SAP SE	205,401	56,603,142
India 2.2%		26,456,676
ICICI Bank, Ltd., ADR	922,800	26,456,676
Ireland 1.3%		15,936,479
Experian PLC	323,521	15,936,479
Israel 1.4%		16,859,223
Check Point Software Technologies, Ltd. (B)	26,746	5,831,163
Teva Pharmaceutical Industries, Ltd., ADR (B)	622,000	11,028,060
Italy 2.8%		33,923,275
Ferrari NV	79,069	33,923,275
Japan 13.6%		161,472,702
Fujikura, Ltd.	295,900	11,909,470
Hitachi, Ltd.	1,631,000	41,004,063
Mitsubishi Heavy Industries, Ltd.	2,732,000	39,983,486
Mitsubishi UFJ Financial Group, Inc.	3,347,000	42,327,511
Tokio Marine Holdings, Inc.	795,800	26,248,172
Netherlands 1.0%		11,958,422
Wolters Kluwer NV	65,828	11,958,422
South Korea 1.4%		16,316,035
HD Hyundai Electric Company, Ltd.	58,396	16,316,035
Sweden 2.5%		29,309,027
Spotify Technology SA (B)	53,430	29,309,027
Switzerland 9.2%		109,232,494
Cie Financiere Richemont SA, A Shares	66,560	12,867,294
Givaudan SA	4,045	17,667,625
On Holding AG, Class A (B)	347,066	20,782,312
Partners Group Holding AG	11,418	17,345,647
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Switzerland (continued)
UBS Group AG	1,150,600	$40,569,616
Taiwan 4.5%		53,130,007
Taiwan Semiconductor Manufacturing Company, Ltd.	1,592,000	53,130,007
United Kingdom 14.6%		174,266,098
BAE Systems PLC	901,669	13,629,781
Barclays PLC	12,416,661	45,506,829
Compass Group PLC	411,439	14,175,818
InterContinental Hotels Group PLC	151,053	20,141,530
London Stock Exchange Group PLC	105,294	15,668,527
RELX PLC	814,386	40,436,476
Rolls-Royce Holdings PLC (B)	3,155,272	23,526,102
Unilever PLC	20,632	1,181,035
United States 12.1%		144,224,661
Meta Platforms, Inc., Class A	92,203	63,544,464
Microsoft Corp.	41,789	17,344,942
Netflix, Inc. (B)	47,332	46,232,004
NVIDIA Corp.	142,444	17,103,251
Uruguay 0.1%		1,245,579
MercadoLibre, Inc. (B)	648	1,245,579
Exchange-traded funds 4.2%		$49,740,080

(Cost $49,566,581)
iShares Core MSCI EAFE ETF	676,000	49,740,080
Rights 0.0%		$35,277
(Cost $0)
Grupo Financiero Galicia SA, ADR (Expiration Date: 2-7-25; Strike Price: $53.87) (A)(B)	2,592	35,277

	Yield (%)	Shares	Value
Short-term investments 0.3%			$2,929,963
(Cost $2,929,931)
Short-term funds 0.3%			2,929,963
John Hancock Collateral Trust (C)	4.2301(D)	292,897	2,929,963

Total investments (Cost $954,497,171) 95.3%	$1,133,833,486
Other assets and liabilities, net 4.7%	56,274,970
Total net assets 100.0%	$1,190,108,456

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 1-31-25. The value of securities on loan amounted to $2,869,020.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 1-31-25.
The fund had the following sector composition as a percentage of net assets on 1-31-25:
Financials	25.2%
Industrials	24.9%
Information technology	17.5%
Communication services	11.7%
Consumer discretionary	10.3%
Health care	2.8%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

Materials	1.5%
Real estate	1.0%
Consumer staples	0.1%
Short-term investments and other	5.0%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Argentina	$16,716,146	$16,716,146	—	—
Australia	11,393,973	—	$11,393,973	—
Belgium	22,451,034	—	22,451,034	—
Canada	80,339,541	80,339,541	—	—
France	57,588,225	—	57,588,225	—
Germany	98,308,569	—	98,308,569	—
India	26,456,676	26,456,676	—	—
Ireland	15,936,479	—	15,936,479	—
Israel	16,859,223	16,859,223	—	—
Italy	33,923,275	—	33,923,275	—
Japan	161,472,702	—	161,472,702	—
Netherlands	11,958,422	—	11,958,422	—
South Korea	16,316,035	—	16,316,035	—
Sweden	29,309,027	29,309,027	—	—
Switzerland	109,232,494	20,782,312	88,450,182	—
Taiwan	53,130,007	—	53,130,007	—
United Kingdom	174,266,098	—	174,266,098	—
United States	144,224,661	144,224,661	—	—
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	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Uruguay	$1,245,579	$1,245,579	—	—
Exchange-traded funds	49,740,080	49,740,080	—	—
Rights	35,277	—	$35,277	—
Short-term investments	2,929,963	2,929,963	—	—
Total investments in securities	$1,133,833,486	$388,603,208	$745,230,278	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	292,897	—	$5,907,431	$(2,977,500)	—	$32	$225	—	$2,929,963
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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